Post-Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 34.4	$ 48.0
Post-employment health care benefit plans in Brazil
Disclosure of defined benefit plans [line items]
Post-retirement benefits	31.6	46.1
Other post-employment benefit plans offered abroad
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 2.8	$ 1.9